Investments in Controlled Entities (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investments [Abstract]
Schedule of Company Subsidiaries

The Company has the following subsidiaries:

	Type of	Country of	Tax	Class of	Percentage held
Name of Subsidiary	Entity	Incorporation	Residence	Shares	2026	2025
Carrara Resources Pty Ltd	Body Corporate	Australia	Australia	Ordinary	100%	100%
Curie Resources Pty Ltd	Body Corporate	Australia	Australia	Ordinary	100%	100%
Xavier Resources Pty Ltd	Body Corporate	Australia	Australia	Ordinary	100%	100%
Devil Prospecting Pty Ltd	Body Corporate	Australia	Australia	Ordinary	100%	100%
1205 Pty Ltd	Body Corporate	Australia	Australia	Ordinary	100%	100%
Resolution Minerals Gold LLC	Body Corporate	USA	USA	Ordinary	100%	100%
Resolution Minerals Alaska Inc	Body Corporate	USA	USA	Ordinary	100%	100%
1503571 B.C. Ltd[1]	Body Corporate	Canada	Canada	Ordinary	100%	-
1262446 B.C. Ltd[1]	Body Corporate	Canada	Canada	Ordinary	100%	-
Horse Heaven Holdings Inc.[1]	Body Corporate	USA	USA	Ordinary	100%	-
Remington Capital Corporation[1]	Body Corporate	Canada	Canada	Ordinary	100%	-
Remington Idaho Inc.[1]	Body Corporate	USA	USA	Ordinary	100%	-

[1]	Subsidiary companies acquired during the year.

The Company has the following subsidiaries:

	Type of	Country of	Tax	Class of	Percentage held
Name of Subsidiary	Entity	Incorporation	Residence	Shares	2025	2024
Carrara Pty Ltd	Body Corporate	Australia	Australia	Ordinary	100%	100%
Curie Resources Pty Ltd	Body Corporate	Australia	Australia	Ordinary	100%	100%
Xavier Resources Pty Ltd	Body Corporate	Australia	Australia	Ordinary	100%	100%
Devil Prospecting Pty Ltd[1]	Body Corporate	Australia	Australia	Ordinary	100%	-
1205 Pty Ltd[1]	Body Corporate	Australia	Australia	Ordinary	100%	-
N23 LLC[2]	Body Corporate	USA	USA	Ordinary	-	100%
Resolution Minerals Gold LLC	Body Corporate	USA	USA	Ordinary	100%	100%
Resolution Minerals Alaska Inc	Body Corporate	USA	USA	Ordinary	100%	100%

[1]	Subsidiary companies acquired during the year.
[2]	N23 LLC was sold during the year.